Document And Entity Information	6 Months Ended
Jun. 30, 2017
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Entity Registrant Name	SMG Indium Resources Ltd.
Entity Central Index Key	0001426506